CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY (UNAUDITED) (Parenthetical)	3 Months Ended
Sep. 30, 2021 USD ($)
Statement of Stockholders' Equity [Abstract]
Payment of stock issuance costs	$ 10,000